CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss from continuing operations	$ (3,175)	$ (9,252)	$ (6,689)
Net income (loss) from discontinued operations		(5,056)	7,002
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	18	226	378
Amortization of operating lease right-of-use asset	2,076	3,519	3,390
Lease termination and modification gain	0	(756)	0
Share-based compensation expense		1,083	139
Bad debt provision	389	163	752
Impairment loss		657
Interest expense			(12)
Deferred income tax benefit			(542)
Loss on disposal of subsidiaries		163
Disposal loss from property and equipment	267
Gain from forgiven PPP loan			(1,460)
Changes in operating assets and liabilities:
Accounts receivable	(1,384)	(415)	(1,627)
Prepaid and other current assets	5,993	788	145
Other non-current assets	39	722	1,100
Accounts payable	(1,007)	(237)	1,476
Accrued and other liabilities	(2,298)	860	3,161
Income tax payable	(18)		(153)
Deferred revenue		(781)	86
Operating lease liabilities	(1,190)	(2,386)	(3,309)
Net cash used in operating activities, continuing operations	(290)	(5,646)	(3,165)
Net cash provided by (used in) operating activities, discontinued operations	0	(3,602)	666
Cash flows from investing activities
Proceeds from sale of property and equipment			19
Proceeds from sale of intangible assets			13
Net cash provided by investing activities, continuing operations	0	0	32
Net cash provided by (used in) investing activities, discontinued operations	0	(19,491)	16,789
Cash flows from financing activities
Proceeds from issuance of ordinary shares and warrants to purchase ordinary shares, net off expenses	1,864		16
Proceeds from short-term borrowing	2,439	3,014
Repayments of short-term borrowing	(1,500)
Funding provided to discontinued operations			(99)
Net cash (used in) provided by financing activities, continuing operations	2,803	3,014	(83)
Net cash provided by financing activities, discontinued operations	0	2,040	999
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(128)	(100)	(2,558)
Net change in cash, cash equivalents and restricted cash	2,385	(23,785)	12,680
Cash, cash equivalents and restricted cash at beginning of year	7,670	31,455	18,775
Cash, cash equivalents and restricted cash at end of year	10,055	7,670	31,455
Less: Cash, restricted cash and cash equivalents of discontinued operations			29,846
Cash, cash equivalents and restricted cash at end of year from continuing operations	10,055	7,670	1,609
Supplemental disclosure of cash flow information
income tax paid	(27)
Interest paid	(164)	(1)
Supplemental disclosure of non-cash investing and financing activities:
Derecognition of assets other than cash of disposed subsidiaries/deregistered subsidiaries		62
Derecognition of liabilities of disposed subsidiaries/deregistered subsidiaries, net of recognized amount due to the disposed subsidiaries/deregistered subsidiaries		86
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	$ 129		$ 1,343
Receivable from sale of discontinued operations		$ 6,058